PROPERTY, PLANT AND EQUIPMENT (Schedule of Property, Plant and Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property, plant and equipment, Reclassified to assets held for sale (note 5), Cost	$ (2,999.3)	$ (16.7)
Property, plant and equipment, Cost	11,952.7	7,970.8
Property, plant and equipment, Reclassified to assets held for sale (note 5), Accumulated amortization	1,809.7	11.4
Property, plant and equipment, Accumulated amortization	(1,023.1)	(1,281.0)
Property, plant and equipment, Reclassified to assets held for sale (note 5), Net book value	(1,189.6)	(5.3)
Property, plant and equipment, Net book value	10,929.6	6,689.8
Utilities [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment before reclassifications, Cost	7,090.5	2,245.4
Property, plant and equipment before reclassifications, Accumulated amortization	(89.7)	(226.1)
Property, plant and equipment before reclassifications, Net book value	7,000.8	2,019.3
Midstream [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment before reclassifications, Cost	3,178.2	2,801.4
Property, plant and equipment before reclassifications, Accumulated amortization	(845.7)	(636.3)
Property, plant and equipment before reclassifications, Net book value	2,332.5	2,165.1
Power [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment before reclassifications, Cost	4,633.9	2,874.8
Property, plant and equipment before reclassifications, Accumulated amortization	(1,858.3)	(392.3)
Property, plant and equipment before reclassifications, Net book value	2,775.6	2,482.5
Corporate [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment before reclassifications, Cost	49.4	65.9
Property, plant and equipment before reclassifications, Accumulated amortization	(39.1)	(37.7)
Property, plant and equipment before reclassifications, Net book value	$ 10.3	$ 28.2